Share-based compensation	12 Months Ended
Feb. 01, 2014
Share-based compensation

23. Share-based compensation

Signet operates several share-based compensation plans which can be categorized as the “Omnibus Plan,” “Share Saving Plans,” and the “Executive Plans.”

Impact on results

Share-based compensation expense and the associated tax benefits are as follows:

	Fiscal 2014	Fiscal 2013	Fiscal 2012
(in millions)
Share-based compensation expense	$14.4	$15.7	$17.0

Income tax benefit	$(5.2)	$(5.4)	$(5.7)

The Fiscal 2014, Fiscal 2013 and Fiscal 2012 expense includes $0.4 million, $1.9 million and $4.4 million, respectively, of share-based compensation incurred in connection with the Chief Executive Officer’s (“CEO”) employment agreement dated September 29, 2010, for amounts foregone from his former employment. Under this agreement, 289,554 shares valued at $12.5 million were granted based upon the mid-market closing price of Signet’s stock on January 18, 2011. Of the shares granted, 116,392 shares vested on January 19, 2011, 92,083 shares vested in Fiscal 2013, 61,127 shares vested in Fiscal 2014 and 19,952 shares are expected to vest in Fiscal 2015, based on the vesting schedule of his foregone awards.

Unrecognized compensation cost related to awards granted under share-based compensation plans is as follows:

	Unrecognized Compensation Cost
	Fiscal 2014	Fiscal 2013	Fiscal 2012
(in millions)
Omnibus Plan	$14.4	$14.6	$16.3
Share Saving Plans	2.9	2.9	3.3
CEO Shares	—	0.4	2.3

Total	$17.3	$17.9	$21.9
Weighted average period of amortization	1.8 years	1.7 years	1.6 years

As of April 2012, the Company opted to satisfy share option exercises and the vesting of restricted stock and restricted stock units (“RSUs”) under its plans with the issuance of treasury shares. Prior to April 2012, all share option exercises and award vestings were satisfied through the issuance of new shares.

Omnibus Plan

In Fiscal 2010, Signet adopted the Signet Jewelers Limited Omnibus Incentive Plan (the “Omnibus Plan”). Awards that may be granted under the Omnibus Plan include restricted stock, RSUs, stock options and stock appreciation rights. The Fiscal 2014, Fiscal 2013 and Fiscal 2012 Awards granted under the Omnibus Plan have two elements, time-based restricted stock and performance-based restricted stock units. The time-based restricted stock has a three year cliff vesting period, subject to continued employment and has the same voting rights and dividend rights as Common Shares (which are payable once the shares have vested). Performance-based restricted stock units granted in Fiscal 2012 and Fiscal 2013 vest based upon actual cumulative operating income achieved for the relevant three year performance period compared to cumulative targeted operating income metrics established in the underlying grant agreement. In Fiscal 2014, an additional performance measure was included for the performance-based restricted stock units for senior executives, to include a return on capital employed (“ROCE”) metric during the relevant three year performance period compared to target levels established in the underlying grant agreements. The relevant performance is measured over a three year vesting period from the start of the fiscal year in which the award is granted. The Omnibus Plan permits the grant of awards to employees for up to 7,000,000 Common Shares.

The significant assumptions utilized to estimate the weighted-average fair value of awards granted under the Omnibus Plan are as follows:

	Omnibus Plan
	Fiscal 2014	Fiscal 2013	Fiscal 2012
Share price(1)	$67.39	$47.15	$44.33
Risk free interest rate(1)	0.3%	0.4%	1.4%
Expected term(1)	2.8 years	2.9 years	2.9 years
Expected volatility(1)	41.7%	44.2%	45.1%
Dividend yield(1)	1.1%	1.2%	0.7%
Fair value(1)	$66.10	$46.12	$43.52

(1)	Weighted average.

The risk free interest rate is based on the US Treasury (for US-based award recipients) or UK Gilt (for UK-based award recipients) yield curve in effect at the grant date with remaining terms equal to the expected term of the awards. The expected term utilized is based on the contractual vesting period of the awards. The expected volatility is determined by calculating the historical volatility of Signet’s share price over the previous 10 years.

The Fiscal 2014 activity for awards granted under the Omnibus Plan is as follows:

	Omnibus Plans(1)
	No. of shares	Weighted average grant date fair value	Weighted average remaining contractual life	Intrinsic value(2)
	millions			millions
Outstanding at February 2, 2013	1.2	$40.86	1.1 years	$73.1
Fiscal 2014 activity:
Granted	0.3	$66.10
Vested	(0.4)	$33.62
Lapsed	(0.1)	$46.58

Outstanding at February 1, 2014	1.0	$51.44	1.0 years	$80.1

(1)	Includes shares issued to the CEO, whose contract includes share based compensation for amounts foregone from his prior employment.
(2)	Intrinsic value for outstanding restricted stock and RSUs is based on the fair market value of Signet’s common stock on the last business day of the fiscal year.

The following table summarizes additional information about awards granted under the Omnibus Plan:

	Fiscal 2014	Fiscal 2013	Fiscal 2012
(in millions)
Total intrinsic value of awards vested	$25.3	$28.5	$0.5

Share Saving Plans

Signet has three share option savings plans (collectively “the Share Saving Plans”) available to employees as follows:

•	Employee Share Savings Plan, for US employees

•	Sharesave Plan, for UK employees

•	Irish Sharesave Plan for Republic of Ireland employees

The Share Saving Plans are compensatory and compensation expense is recognized over the requisite service period. In any 10 year period not more than 10% of the issued Common Shares of the Company from time to time may, in aggregate, be issued or be issuable pursuant to options granted under the Share Saving Plans or any other employees share plans adopted by Signet.

The Employee Share Savings Plan is a savings plan intended to qualify under US Section 423 of the US Internal Revenue Code and allows employees to purchase Common Shares at a discount of approximately 15% to the closing price of the New York Stock Exchange on the date of grant. Options granted under the Employee Share Savings Plan vest after 24 months and are generally only exercisable between 24 and 27 months of the grant date.

The Sharesave and Irish Sharesave Plans allow eligible employees to purchase Common Shares at a discount of approximately 20% below a determined market price based on the London Stock Exchange. The market price is determined as the average middle market price for the three trading days prior to the invitation date, or the market price on the day immediately preceding the participation date, or other market price agreed in writing, whichever is the higher value. Options granted under the Sharesave Plan and the Irish Sharesave Plan vest after 36 months and are generally only exercisable between 36 and 42 months from commencement of the related savings contract.

The significant assumptions utilized to estimate the weighted-average fair value of awards granted under the Share Saving Plans are as follows:

	Share Saving Plans
	Fiscal 2014	Fiscal 2013	Fiscal 2012
Share price(1)	$72.65	$49.89	$40.09
Exercise price(1)	$59.75	$41.17	$28.32
Risk free interest rate(1)	0.7%	0.4%	0.7%
Expected term(1)	2.7 years	2.7 years	3.0 years
Expected volatility(1)	40.2%	41.0%	43.0%
Dividend yield(1)	1.1%	1.4%	1.0%
Fair value(1)	$22.89	$15.40	$11.55

(1)	Weighted average.

The risk free interest rate is based on the US Treasury (for US-based award recipients) or UK Gilt (for UK-based award recipients) yield curve in effect at the grant date with remaining terms equal to the expected term of the awards. The expected term utilized is based on the contractual vesting period of the awards, inclusive of any exercise period available to award recipients after vesting. The expected volatility is determined by calculating the historical volatility of Signet’s share price over the previous 10 years.

The Fiscal 2014 activity for awards granted under the Share Saving Plans is as follows:

	Share Saving Plans
	No. of shares	Weighted average exercise price	Weighted average remaining contractual life	Intrinsic value(1)
	millions			millions
Outstanding at February 2, 2013	0.3	$32.48	1.9 years	$9.8
Fiscal 2014 activity:
Granted	0.1	$59.75
Exercised	(0.1)	$27.32
Lapsed	—	$—

Outstanding at February 1, 2014	0.3	$44.06	1.7 years	$9.4

Exercisable at February 2, 2013	—	$—	—	$—
Exercisable at February 1, 2014	—	$—	—	$—

(1)	Intrinsic value for outstanding awards is based on the fair market value of Signet’s common stock on the last business day of the fiscal year.

The following table summarizes additional information about awards granted under the Share Saving Plans:

	Fiscal 2014	Fiscal 2013	Fiscal 2012
(in millions)
Weighted average grant date fair value per share of awards granted	$22.89	$15.40	$11.55

Total intrinsic value of options exercised	$4.9	$3.3	$1.1

Cash received from share options exercised	$2.9	$2.7	$3.2

Executive Plans

Signet operates three 2003 executive share plans (the “2003 Plans”), together referred to as the “Executive Plans.” Option awards under the Executive Plans are generally granted with an exercise price equal to the market price of the Company’s shares at the date of grant. Options under the Executive Plans are subject to certain internal performance criteria and cannot be exercised unless Signet achieves an annual rate of compound growth in earnings per share above the retail price index. The performance criteria are measured over a three year period from the start of the fiscal year in which the award is granted. Effective from Fiscal 2008, grants awarded under the 2003 Plans, other than for employee directors, are no longer subject to the performance criteria. Signet’s Executive Plans, which are shareholder approved, permit the grant of share options to employees for up to 10% of the issued Common Shares over any 10 year period, including any other employees share plans adopted by Signet or a maximum of 5% over 10 years including discretionary option plans. A maximum of 8,568,841 shares may be issued pursuant to options granted to US and UK participants in the Executive Plans. During Fiscal 2014, the plan periods for the Executive Plans expired. As a result, no additional awards may be granted under the Executive Plans as of February 1, 2014.

The Fiscal 2014 activity for awards granted under the Executive Plans is as follows:

	Executive Plans
	No. of shares	Weighted average exercise price	Weighted average remaining contractual life	Intrinsic value(1)
	millions			millions
Outstanding at February 2, 2013	0.3	$39.07	3.4 years	$6.5
Fiscal 2014 activity:
Granted	—	$—
Exercised	(0.2)	$39.28
Lapsed	—	$—

Outstanding at February 1, 2014	0.1	$39.11	3.5 years	$4.1

Exercisable at February 2, 2013	0.3	$39.07		$6.5
Exercisable at February 1, 2014	0.1	$39.11		$4.1

(1)	Intrinsic value for outstanding awards is based on the fair market value of Signet’s common stock on the last business day of the fiscal year.

The following table summarizes additional information about awards granted under the Executive Plans:

	Fiscal 2014	Fiscal 2013	Fiscal 2012
(in millions)
Total intrinsic value of options exercised	$4.8	$9.0	$5.2

Cash received from share options exercised	$6.3	$18.9	$7.4